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AMERICAN FUNDS MORTGAGE FUND | AMERICAN FUNDS MORTGAGE FUND
American Funds Mortgage Fund®
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Mortgage Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS MORTGAGE FUND - AMERICAN FUNDS MORTGAGE FUND		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	[1]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.19%	0.19%	0.22%	0.17%	0.15%	0.04%	0.23%	0.24%	0.18%	0.26%	0.22%	0.24%	0.17%	0.21%	0.40%	0.31%	0.24%	0.14%	0.21%	0.10%	0.04%
Total annual fund operating expenses		0.62%	1.37%	0.65%	0.60%	0.33%	0.22%	0.64%	1.42%	0.86%	0.69%	0.65%	0.42%	0.35%	1.39%	1.33%	1.09%	0.92%	0.57%	0.39%	0.28%	0.22%
Expense reimbursement	[2]													0.07%			0.05%
Total annual fund operating expenses after expense reimbursement									1.42%	0.86%	0.69%	0.65%	0.42%	0.28%	1.39%	1.33%	1.04%	0.92%	0.57%	0.39%	0.28%	0.22%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - AMERICAN FUNDS MORTGAGE FUND - AMERICAN FUNDS MORTGAGE FUND - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 436	$ 239	$ 315	$ 61	$ 34	$ 23	$ 413	$ 245	$ 88	$ 319	$ 66	$ 43	$ 29	$ 142	$ 135	$ 106	$ 94	$ 58	$ 40	$ 29	$ 23
3 years	566	434	453	192	106	71	548	449	274	465	208	135	105	440	421	342	293	183	125	90	71
5 years	708	750	603	335	185	124	694	776	477	625	362	235	189	761	729	596	509	318	219	157	124
10 years	$ 1,120	$ 1,441	$ 1,040	$ 750	$ 418	$ 280	$ 1,120	$ 1,202	$ 1,061	$ 1,087	$ 810	$ 530	$ 436	$ 1,669	$ 1,601	$ 1,324	$ 1,131	$ 714	$ 493	$ 356	$ 280

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - AMERICAN FUNDS MORTGAGE FUND - AMERICAN FUNDS MORTGAGE FUND - USD ($)	Class C	Class 529-C
1 year	$ 139	$ 145
3 years	434	449
5 years	750	776
10 years	$ 1,441	$ 1,202

Keep this supplement with your prospectus.